UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
20549 Form 13F Form 13F COVER PAGE Report for the Calendar Year or Quarter
Ended:
December 31, 2007 Check here if Amendment [ ]; Amendment Number: This Amendment
(Check only one.): [x] is a restatement. [ ] adds new holdings entries.
Institutional
Investment
Manager Filing this Report: Name: Cascade Investment Counsel, LLC Address: 827
Alder
Creek Drive, Suite B Medford, OR 97504 13F File Number: The institutional investment
manager filing this report and the person by whom it is signed hereby represent that the
person
signing the report is authorized to submit it, that all information contained herein is
true, correct
and complete, and that it is understood that all required items, statements, schedules,
lists, and
tables, are considered integral parts of this form. Person Signing this Report on Behalf of
Reporting Manager: Name: Geoffrey W. Cutler Title: Chief Executive Officer
Phone: 541-857-
8551 Signature, Place, and Date of Signing: /s/ Geoffrey W. Cutler Medford, OR
January 18, 2008
Report Type (Check only one.): [ X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F
COMBINATION REPORT. FORM 13F SUMMARY PAGE Report Summary: Number of
Other Included Managers: 0 Form13F Information Table Entry Total:35 Form13F
Information
Table Value Total: $121,270 (thousands) List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with
respect to which this report is filed, other than the manager filing this report. NONE
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTM OTHER
VOTING AUTHORI T TY NAME OF ISSUER TITLE OF CUSIP (x$1000) PRN AMT
PRN CALL DSCRET MANAGE SOLE SHARED CLASS N RS - -------------------------
---- ---------------- --------- -------- -------- --- ---- ------- ------------
-------- - -
			FORM	13F INFORMATION	TABLE
				VALUE	SHARES/	SH/		PUT/		INVSTMT	OTHER	VOTING  	AUTHORITY
NAME  OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	CALL	DSCRETN	MANAGERS
ABBOTT LABS		COM	002824100	2088 	36500 	SH		SOLE	0	36500	0
ANADARKO PETROLEUM	COM	032511107	8361 	124850 	SH		SOLE	0	124850	0
APACHE CORP.		COM	037411105	5355	49386 	SH		SOLE	0	49736	0
BAKER HUGHES, INC.	COM	057224107	2779 	33650 	SH		SOLE	0	33650	0
BARRICK GOLD, LTD.	SP ADR	067901108	6618 	171900 	SH		SOLE	0	163500	0	13400	0
BEMIS COMPANY		COM	081437105	1094 	40000 	SH		SOLE	0	40000	0
CAMECO CORP		SP ADR	13321L108	2776	68700	SH		SOLE	0	68700	0
CASCADE BANCORP		COM	147154108	154	11000 	SH		SOLE	0	11000	0
CHEVRONTEXACO CORP.	COM	166764100	2599 	27400 	SH		SOLE	0	27400	0
CONOCO PHILLIPS		COM	20825C104	8735 	98006 	SH		SOLE	0	98006	0
DOMINION RESOURCES, INC	COM	25746U109	1827	38400	SH		SOLE	0	38400	0
ELY LILLY, INC.		COM	532457108	1483 	27450	SH		SOLE	0	27450	0
ENDBRIDGE ENERGE PARTNE	UNIT	29250R106	4097 	79850 	SH		SOLE	0	79850	0
ENDBRIDGE, iNC		COM	29250N105	445	10950	SH		SOLE	0	10950	0
EXXON MOBILE CORP	COM	30231G102	93	1000 	SH		SOLE	0	1000	0
GENERAL ELECTRIC CO	COM	369604103	1530 	40984 	SH		SOLE	0	40984	0
GLAXO SMITH KLINE	SP ADR	37733W105	1281 	25250 	SH		SOLE	0	25250	0
GOLDCORP		SP ADR	380956409	7399	212630	SH		SOLE	0	212630	0
HALLIBURTON, INC.	COM	406216101	2503 	65850 	SH		SOLE	0	65850	0
JOHNSON & JOHNSON, Inc.	COM	478160104	1972 	29275 	SH		SOLE	0	29275	0
MARATHON OIL		COM	565849106	8538 	137600 	SH		SOLE	0	137600	0
MERCK, INC.		COM	589331107	3022 	51475 	SH		SOLE	0	51475	0
MERRILL LYNCH		PFD	59021S703	1525 	84500 	SH		SOLE	0	0	0
MICROSOFT		COM	594918104	281	7800	SH		SOLE	0	7800	0
NATURAL RESOURCE PARTNE	UNIT LP	63900P103	831	25300 	SH		SOLE	0	25300	0
NEWMONT MINING, INC.	COM	651639106	6946 	141800 	SH		SOLE	0	141800	0
ONEOK PARTNERS		UNIT LP	68268N103	3205 	51700 	SH		SOLE	0	51700	0
PITNEY BOWES INC.	COM	724479100	528	13750 	SH		SOLE	0	13750	0
SCHLUMBERGER		COM	806857108	3971 	40200	SH		SOLE	0	40200	0
STREETTRACKS GOLD TRUST	FND	863307104	199	2400	SH		SOLE	0	0	0
TC PIPELINES, LP	UNIT LP	87233Q108	2222	60755	sh		sole	0	60755	0
TEPPCO PARTNERS		UNIT LP	872384102	2550 	65200 	SH		SOLE	0	65200	0
TIDEWATER, INC.		COM	866423102	2658 	47300 	SH		SOLE	0	47300	0
YAMANA GOLD INC		COM	98462Y100	5297	408100	SH		SOLE	0	408100	0